Cover	May 04, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 04, 2022
Entity File Number	0-12305
Entity Registrant Name	REPRO MED SYSTEMS, INC.
Entity Central Index Key	0000704440
Entity Tax Identification Number	13-3044880
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	24 Carpenter Road
Entity Address, City or Town	Chester
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10918
City Area Code	845
Local Phone Number	469-2042
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	common stock, $0.01 par value
Trading Symbol	KRMD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false